Convertible Notes (Details) - USD ($)				1 Months Ended				12 Months Ended
	Jun. 21, 2024	Jan. 22, 2024	Jan. 19, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Aug. 05, 2025	Dec. 31, 2024
Convertible Notes [Line Items]
Par value of stock split			$ 0.001
Gross proceeds from sale of note								$ (1,071,488)	$ 1,289,527
Prepayment of outstanding debt percentage								22.00%
Redemption conversion price per share				$ 0.2523	$ 0.2371	$ 0.2181	$ 0.3212
Interest expense									4,044
Amortization of debt discount								$ 41,655	$ 54,825
Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Principal amount	$ 1,360,000		$ 550,000
Purchase price	$ 1,250,000		$ 500,000
Par value of stock split	$ 0.001
Maturity date								Jan. 22, 2025
Discount amount								$ 40,000
Legal fees								$ 10,000
Redemption conversion price percentage								80.00%
Consecutive trading days								10 days
Trigger event percentage								25.00%
Senior Unsecured Convertible Note 2 [Member]
Convertible Notes [Line Items]
Principal amount	$ 1,360,000
Gross proceeds from sale of note	$ 1,250,000
Interest rate	7.00%
Maturity date								Jun. 21, 2025
Discount amount								$ 100,000
Legal fees								$ 10,000
Redemption conversion price percentage								80.00%
Consecutive trading days								10 days
Conversion price								$ 0.086
Prepayment of outstanding debt percentage								120.00%
Trigger event percentage								5.00%
Convertible note term								12 months
Convertible Debt [Member]
Convertible Notes [Line Items]
Ordinary shares, par value			$ 0.025
Gross proceeds from sale of note		$ 500,000
Prepayment of outstanding debt percentage								120.00%
Convertible Debt [Member] | Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Interest rate		7.00%
Conversion price								$ 0.1436
Convertible Debt [Member] | Senior Unsecured Convertible Note 2 [Member]
Convertible Notes [Line Items]
Prepayment of outstanding debt percentage								22.00%
Maximum [Member] | Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Trigger event percentage								15.00%
Maximum [Member] | Senior Unsecured Convertible Note 2 [Member]
Convertible Notes [Line Items]
Trigger event percentage								25.00%
Minimum [Member] | Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Trigger event percentage								5.00%
Minimum [Member] | Senior Unsecured Convertible Note 2 [Member]
Convertible Notes [Line Items]
Trigger event percentage								15.00%
Ordinary Shares [Member]
Convertible Notes [Line Items]
Ordinary shares, par value											$ 0.025	$ 0.001
Ordinary Shares [Member] | Senior Unsecured Convertible Note 2 [Member]
Convertible Notes [Line Items]
Ordinary shares, par value	$ 0.025